Stock-Based Compensation - Summary of Option Activities (Details) - Stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Range of Exercise Prices
Options Outstanding (in shares)	184	437
Weighted Average Exercise Price (in dollars per share)	$ 3.45	$ 3.24
Options Exercisable (in shares)	184	437
Weighted Average Exercise Price (in dollars per share)	$ 3.45	$ 3.24
Weighted Average Remaining Contractual Life (In years)	1 year 6 months	2 years
$0.96 - $1.80
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 0.96
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 1.80
Options Outstanding (in shares)		31
Weighted Average Exercise Price (in dollars per share)		$ 0.97
Options Exercisable (in shares)		31
Weighted Average Exercise Price (in dollars per share)		$ 0.97
Weighted Average Remaining Contractual Life (In years)		2 months 12 days
$3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.25	$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.36	$ 3.36
Options Outstanding (in shares)	32	179
Weighted Average Exercise Price (in dollars per share)	$ 3.30	$ 3.33
Options Exercisable (in shares)	32	179
Weighted Average Exercise Price (in dollars per share)	$ 3.30	$ 3.33
Weighted Average Remaining Contractual Life (In years)	9 months 18 days	1 year 4 months 24 days
$3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50	$ 3.50
Options Outstanding (in shares)	152	227
Weighted Average Exercise Price (in dollars per share)	$ 3.48	$ 3.48
Options Exercisable (in shares)	152	227
Weighted Average Exercise Price (in dollars per share)	$ 3.48	$ 3.48
Weighted Average Remaining Contractual Life (In years)	1 year 8 months 12 days	2 years 7 months 6 days